Revenue from Service Contracts (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Revenue from Service Contracts by Service Lines and Reporting Segments

The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 19.

For the year ended December 31, 2018	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$328	$149	$521	$2,805	$(236)	$3,567
Transaction processing, administration, and service fees	226	854	17	1,939	–	3,036
Distribution fees and other	255	49	617	724	(30)	1,615
Total included in other revenue	809	1,052	1,155	5,468	(266)	8,218
Real estate management services reported in net investment income	31	160	147	–	10	348
Total	$840	$1,212	$1,302	$5,468	$(256)	$8,566

For the year ended December 31, 2017	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$351	$137	$569	$2,397	$(232)	$3,222
Transaction processing, administration, and service fees	206	871	17	1,978	3	3,075
Distribution fees and other	269	64	626	785	(42)	1,702
Total included in other revenue	826	1,072	1,212	5,160	(271)	7,999
Real estate management services reported in net investment income	22	161	156	–	5	344
Total	$848	$1,233	$1,368	$5,160	$(266)	$8,343